1. Description of Business	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
1. Description of Business

Giant Resource Exploration Inc. (the “Company) is an exploration stage company engaged in the acquisition, exploration, and development of oil and gas property interests in North America.

Canada’s Accounting Standards Board ratified a strategic plan that resulted in Canadian GAAP, as used by publicly accountable enterprises, being fully converged with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board effective January 1, 2011.

The Company determined that adopting accounting principles generally accepted in the United States (“U.S. GAAP”) at this time rather than IFRS would be less disruptive and less costly as we have prepared U.S. GAAP reconciliations in the notes to the financial statements, and the Company’s systems are set-up to capture U.S. GAAP information. As permitted by the Securities Exchange Commission, the Company adopted U.S. GAAP for financial reporting purposes effective January 1, 2011. All historical amounts presented have been restated to reflect U.S. GAAP (see Note 3. Summary of Significant Accounting Policies). The Company will continue to monitor developments in IFRS standards, and its intent will be to move to IFRS if and when adopted in the United States.

On September 13, 2011, at the Company’s Annual General Meeting and Special Meeting of Shareholders (“Annual Meeting”), the Company’s shareholders of record as of August 10, 2011, owning a majority of the Company’s issued and outstanding shares of common stock, authorized the Company’s officers to effect a name change of the Company and to execute a reverse stock split of its common stock on the basis of one share for up to one hundred shares to occur within twelve months of the date of the Annual Meeting. On September 22, 2011, the Company’s Board of Directors (the “Board”) approved an amendment to the Company’s Articles of Incorporation reflecting a name change to Giant Resource Exploration Inc. and the implementation to effect a one-for-one-hundred reverse stock split with all fractional shares being rounded up to the nearest whole share (the “Reverse Split”). The record date for the Reverse Split was set as of October 17, 2011, subject to regulatory approval.

The Reverse Split was declared effective by the Financial Industry Regulatory Authority (“FINRA”) on December 13, 2011. All share and per share amounts have been retrospectively restated to reflect the Reverse Split.